CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Sep. 30, 2022
Class A Ordinary Shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	37,500,000,000	37,500,000,000
Ordinary shares, shares issued	25,878,920,464	25,878,920,464
Ordinary shares, shares outstanding	25,878,920,464	25,878,920,464
Class B Ordinary Shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	2,500,000,000	0
Ordinary shares, shares outstanding	2,500,000,000	0